Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Currently payable [Abstract]
Federal	$ 22,394,000	$ 28,480,000	$ 11,476,000
State	3,024,000	2,845,000	1,939,000
Foreign	22,065,000	22,713,000	24,949,000
Current income tax (expense), total	47,483,000	54,038,000	38,364,000
Deferred expense (benefit) [Abstract]
Federal	170,000	(5,669,000)	7,320,000
State	603,000	(274,000)	404,000
Foreign	2,143,000	2,805,000	961,000
Deferred income tax (expense), total	2,916,000	(3,138,000)	8,685,000
Income taxes	50,399,000	50,900,000	47,049,000
Deferred tax assets [Abstract]
Benefit plans	17,375,000	15,597,000
Liabilities and reserves	9,140,000	9,482,000
Operating loss and credit carryovers	48,441,000	32,397,000
Other	16,096,000	16,084,000
Gross deferred tax assets	91,052,000	73,560,000
Valuation allowance	(41,049,000)	(34,863,000)
Deferred tax assets	50,003,000	38,697,000
Deferred tax liabilities [Abstract]
Property, plant and equipment	(19,430,000)	(18,565,000)
Other assets	(2,784,000)	(1,999,000)
Other	(26,668,000)	(25,182,000)
Deferred tax liabilities	(48,882,000)	(45,746,000)
Net deferred tax assets (liabilities)	1,121,000	(7,049,000)
Increase in Net Deferred Tax Assets	10,800,000
Increase in Other Current Assets	6,000,000
Increase in OCI	16,800,000
Effective tax rate reconciliation [Abstract]
Taxes at statutory rate (in hundredths)	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit (in hundredths)	1.50%	1.00%	1.10%
Tax credits (in hundredths)	0.00%	(0.20%)	(0.30%)
Taxes on foreign earnings (in hundredths)	(4.10%)	(2.50%)	(3.70%)
Resolution of prior years' tax matters (in hundredths)	(1.40%)	(0.60%)	(1.50%)
Valuation allowance adjustments (in hundredths)	(0.50%)	(0.60%)	0.00%
Revaluation of previously held interest	0.00%	(0.70%)	0.00%
Other, net (in hundredths)	(1.60%)	(1.70%)	(0.10%)
Effective tax rate (in hundredths)	28.90%	29.70%	30.50%
Earnings before income taxes [Abstract]
United States	79,118,000	70,023,000	56,150,000
Foreign	95,189,000	101,361,000	98,043,000
Total	174,307,000	171,384,000	154,193,000
Unremitted earnings of foreign subsidiaries	384,700,000
Reconciliation of change in liability for unrecognized tax benefits [Roll Forward]
Balance at beginning of year	8,787,000	9,423,000
Increases for tax positions taken in the current year	599,000	694,000
Increases for tax positions taken in prior years	553,000	365,000
Decreases for tax positions taken in prior years	0	(147,000)
Decreases related to settlements with tax authorities	(1,678,000)	(206,000)
Decreases as a result of lapse of the applicable statutes of limitations	(1,362,000)	(1,077,000)
Foreign currency exchange rate changes	192,000	(265,000)
Balance at the end of year	7,091,000	8,787,000	9,423,000
Unrecognized tax benefits that would impact the effective tax rate, if recognized	6,800,000
Income tax interest and penalties accrued	1,000,000	1,400,000
Expected decrease in liability for unrecognized tax benefits in the next fiscal year	1,800,000
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	118,400,000
Operating loss carryovers, subject to expiration	3,900,000
Operating loss carryovers, not subject to expiration	114,500,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	106,700,000
Operating loss carryovers, subject to expiration	$ 106,700,000